LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of supplemental balance sheet information related to leases

		As of December 31,
	Classification	2022
Assets
Operating lease – ROU assets	Right-of-use assets	$806

Liabilities
Operating lease liabilities	Current portion	$198
Operating lease liabilities	Non-current portion	668
Total lease liabilities		$866

Schedule of minimum lease payments in future periods

As of December 31,
For the year ending December 31,
2023	$218
2024	233
2025	216
2026	158
2027	86

Total minimum lease payments	$911
Less: imputed interest	(45)

Total:	$866